Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principal of consolidation

Principal of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
Elite Education International Co., Ltd (the “Company”)	Investment holding	—	December 13, 2017	BVI
Quest Holdings International LLC (“QHI”)	Foreign education programs and student dormitory services	100%	December 19, 2012	Ohio, US
Miami International Education Center LLC (“MIE”)	Collection of tuition payments from oversea students	100%	January 23, 2017	Ohio, US
Highrim Holding International Limited (“HHI”)	Investing holding	100%	July 9, 2021	BC, Canada

Use of estimates

Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual amounts could differ from those estimates and differences could be material. Changes in estimates are recorded in the period they are identified.

There were no significant accounting estimates reflected in the Company’s consolidated financial statements.

Foreign currency and foreign currency translation

Foreign currency and foreign currency translation

The Company’s reporting currency is the United States dollar (“US$”). The US$ is the functional currency of the Company and all of its subsidiaries.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of operations and comprehensive income.

Certain risks and concentration

Certain risks and concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and notes receivable. As of September 30, 2021 and 2020, substantially all of the Company’s cash and cash equivalents were held in major financial institutions located in the US.

The Company does not have trades receivable related to students as they are required to prepay service fees. Accounts receivable at September 30, 2021 primarily consist of receivable of $82,500 in relation to student recruitment services that the Company performed for third parties and interest receivable of $70,000 related to a note receivable.

The remaining $180,000 note receivable balance as at September 30, 2021 is related to a third party borrower. Although the Company is directly affected by the financial conditions of the borrower, the Company does not believe significant credit risk exist since the borrower is also the Company’s student recruitment agent who charges the Company recruitment commission fees for its services. The Company can delay or withhold its payments of recruitment commission fees to the recruitment agent borrower to mitigate the credit risk. Subsequent to September 30, 2021, the Company has collected $180,000 of the note receivable from the borrower.

Therefore, there was no significant concentration risk for the Company as at September 30, 2021 and 2020.

Cash and cash equivalents

 Cash and cash equivalents

Cash and cash equivalents consist of petty cash on hand and cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

Revenue recognition

Revenue recognition

The Company adopted ASC 606 for its fiscal year beginning on October 1, 2020 using the modified retrospective approach. There were no material unfinished contracts with customers on the adoption date of ASC 606.

Prior to the adoption of ASC 606, under ASC 605, the basic criteria necessary for revenue recognition were:

(i)	Persuasive evidence of an arrangement exists,

(ii)	Delivery has occurred or services have been rendered

(iii)	The selling price is fixed or determinable, and

(iv)	Collectability is reasonably assured.

ASC 606 provides for a five-step model for recognizing revenue from contracts with customers. These five steps include:

(i)	Identify the contract

(ii)	Identify performance obligations

(iii)	Determine transaction price

(iv)	Allocate transaction price

(v)	Recognize revenue

Under ASC 606, revenue is recognized when the customer obtains control of a good or service. A customer obtains control of a good or service if it has the ability to direct the use of and obtain substantially all of the remaining benefits from that good or service. The Company’s revenue streams contain two primary performance obligations, which are the: i) English education programs; and ii) the accommodation services. The transfer of control of the Company’s English education programs occurs over time upon the delivery of the services to the students based on the terms of the semester. Similar, the transfer of the accommodation services occurs over time as the students receive the benefits of the accommodation services based on the terms of the semester. Therefore, revenues for English education programs and accommodation services are both recognized over time as the students simultaneously receive the services and consume the benefits provided by the Company’s performance of the services.

Funds received from student prior to provision of our education and accommodation services are recognized as deferred revenue. The deferred revenue is subsequently released into revenue once the registered semester starts and is released using straight-line method based on the semester period, which is generally three months. The release of the deferred revenue is to match the timing of the cost of our services, which is generally also based on the semester term.

Costs of services

Costs of services

Costs of services are primarily comprised of the tuition fees paid to our partnered education institution, Miami University (“MU”), for the provision of our English language programs and fees paid to a third-party university located in China for using its facility to hold our MU English language programs online due to Covid-19 travel restrictions. These fees are recognized into costs of services when such fees are incurred based on semester terms in direct relation to MU’s conducting of the English language education services for us.

Fair value measurement

Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that may be used to measure fair value as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3:	Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, notes receivables, accounts payable and accrued liabilities and taxes payable. The carrying amounts of cash and cash equivalents, accounts receivable, note receivable, accounts payable and accrued liabilities and due to related party approximate their fair values due to the short-term nature of these instruments. For lease liabilities, fair value approximates their carrying value at the year-end as the interest rates used to discount the host contracts approximate market rates.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of September 30, 2021 and 2020.

Property and equipment

Property and equipment

Property and equipment are recorded at cost, less accumulated depreciation and impairment. Depreciation of property and equipment is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The estimated annual deprecation rate of these assets are generally as follows:

Category	Depreciation years	Estimated residual value
Buildings	33 to 39	$Nil
Machinery & equipment	3	$Nil
Vehicles	5	$Nil
Furniture and fixtures	7	$Nil
Software	5	$Nil

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses on disposals are the differences between net sales proceeds and carrying amount of the relevant assets and are recognized in the consolidated statements of operations and comprehensive income.

Leases

Leases

The Company adopted ASC 842 – Leases for its fiscal year beginning on October 1, 2020. There was only one office lease subject to ASC 842 upon the adoption of the new standard. Since the office lease is classified as operating lease under ASC 842 and was also previously classified as operating lease under the legacy ASC 840, the adoption of the ASC 842 did not result in material adjustments to this office lease compared to ASC 840.

The Company determines if an arrangement is a lease at inception. The Company may have lease agreements with lease and non-lease components, which are generally accounted for separately. Leases are classified as either operating leases or finance leases pursuant to ASC 842.

i)	Operating leases

Operating leases are recognized as right-of-use assets (“ROU”) in non-current assets and lease liabilities in non-current liabilities in the consolidated balance sheets if the initial lease term is greater than 12 months. For leases with an initial term of 12 months or less the Company recognizes those lease payments on a straight-line basis over the lease term.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Lease expense for lease payments is recognized on a straight-line basis over the lease term and are included in general and administrative (“G&A”) expenses.

ii)	Finance leases

Finance lease ROU assets are included in property, plant and equipment, trade and other payables, and other non-current liabilities in the consolidated balance sheets.

Finance lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Finance lease ROU assets are generally amortized over the lease term and are included in depreciation expense. The interest on the finance lease liabilities is included in interest expense.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the expected future undiscounted cash flows attributable to these assets. If it is determined that an asset is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the expected discounted cash flows arising from those assets.

There were no impairment losses for the years ended September 30, 2021 and 2020.

Taxation

Taxation

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operation and comprehensive income in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing net income attributable to shareholders by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings per share is calculated by dividing net income attributable to common shareholders by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Defined contribution plans

Defined contribution plans

The Company contributes to defined contribution retirement schemes which are available to all employees. Contributions to the schemes by the Company and employees are calculated as a percentage of employees’ basic salaries. The retirement benefit scheme cost charged to profit or loss represents contributions payable by the Company to the funds.

Recently issued accounting standards

Recently issued accounting standards

Effective October 1, 2020, the Company adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which clarifies the principles of recognizing revenue and create common revenue recognition guidance between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The adoption of the new standard did not have material adjustment to the Company’s consolidated financial statements.

Effective October 1, 2020, the Company adopted ASU 2016-02, Leases (Topic 842). The Company adopted the new standard utilizing the “optional transition method”, which permits the Company to apply the new lease standard at the adoption date. As the optional transition method is being utilized, the Company’s reporting for the comparative periods presented in the financial statements in which it adopts Topic 842 will continue to be reported pursuant to Topic 840.

On adoption, the Company elected to utilize the package of practical expedients permitted within the new standard, which among other things, allows the Company to carryforward the historical lease classification. The Company also elected not to recognize the lease assets and liabilities for leases with an initial term of 12 months or less and will recognize those lease payments on a straight-line basis over the lease term.

On adoption of the new standard the Company recognized ROU assets of $799,760 with a corresponding increase in operating lease liability. There was no impact on retained earnings or cash flows.

Effective October 1, 2020, the Company adopted ASU 2016-13 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a Group recognizes an allowance based on the estimate of expected credit loss. The adoption of the new standard did not have material adjustment to the Company’s consolidated financial statements.

Effective October 1, 2020, the Company adopted ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 provides guidance for targeted changes with respect to how cash receipts and cash payments are classified in the statements of cash flows, with the objective of reducing diversity in practice. The ASU provides guidance on eight specific cash flow issues:

i.	Debt Prepayment or Debt Extinguishment Costs;

ii.	Settlement of Zero-Coupon Debt Instruments or Other Debt Instruments with Coupon Interest Rates That Are Insignificant in Relation to the Effective Interest Rate of the Borrowing;

iii.	Contingent Consideration Payments Made after a Business Combination;

iv.	Proceeds from the Settlement of Insurance Claims;

v.	Proceeds from the Settlement of Corporate-Owned Life Insurance Policies, including Bank-Owned Life Insurance Policies;

vi.	Distributions Received from Equity Method Investees;

vii.	Beneficial Interests in Securitization Transactions; and

viii.	Separately Identifiable Cash Flows and Application of the Predominance Principle

The adoption of the Company ASU 2016-15 did not have material adjustments to the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for public business entities that meet the definition of an SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is currently assessing the impact, if any, that ASU 2020-06 would have on its financial position, results of operations or cash flows.